Expense Example - Oakmark U.S. Concentrated ETF - Oakmark U.S. Concentrated ETF	Jun. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 195